FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Measurement
Schedule of Derivative Liabilities at Fair Value

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Derivative liability	$-	$-	$-	$-
Warrant liability			175,975	175,975
Total	$-	$-	$175,975	$175,975

Items recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements consisted of the following items as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Derivative liability	$-	$-	$5,115,280	$5,115,280
Warrant liability			26,903	26,903
Total	$-	$-	$5,142,183	$5,142,183

Changes in the fair value of the Company's Level 3 financial liabilities
Warrant Liability
Balance, December 31, 2017	$175,975
Transfers in (out):
Transfers out of Level 3 upon election of ASC 2017-11	(175,975)
Balance, September 30, 2018	$-

	Debt Derivative Liability	Warrant Liability
Balance, December 31, 2015	$170,531	$22,746
Transfers in (out):
Initial fair value of debt derivative at note issuance	2,537,229	-
Transfers out of Level 3 upon conversion and settlement of notes	(262,271)	-
Mark-to-market at December 31, 2016:
Embedded derivative	2,669,971	4,157
Balance, December 31, 2016	5,115,280	26,903
Transfers in (out):
Initial fair value of debt derivative at note issuance	11,023,244	-
Transfers out of Level 3 upon conversion and settlement of notes	(1,146,201)	-
Transfers out of Level 3 upon note modification	(30,806,073)	-
Mark-to-market at December 31, 2017:
Embedded derivative	15,813,750	149,072
Balance, December 31, 2017	$0	$175,975